Note 12 - Other Non-current Assets and Other Liabilities	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of other non-current assets and other liabilities [text block]

12. Other non-current assets and liabilities

	2021	2020
Other non-current assets
VAT receivable(1)	$1,676	$7,734
Non-current derivative assets(2)	2,460	8,339
Prepayments for property, plant and equipment	349	8,763
Reclamation deposits(3)	92	47,083
Receivable from Orion (note 7)	25,000	—
Long-term inventory	1,734	1,747
Other	773	3,435
Total other non-current assets	$32,084	$77,101

Other non-current liabilities
Long-term portion of lease obligations (note 16)	$14,053	$14,340
Post-retirement benefits	4,382	4,060
Non-current derivative liabilities(2)	990	3,141
Total other non-current liabilities	$19,425	$21,541

(1)	Relates to the Öksüt Mine.
(2)	Relates to the diesel, foreign exchange and copper hedging contracts (note 27).
(3)	The decrease relates primarily to the derecognition of amounts upon loss of control of the Kumtor Mine (note 5).